 90203-P2 04/26

WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MAY 1, 2025, OF
WESTERN ASSET INFLATION INDEXED PLUS BOND FUND (THE “FUND”)

All changes described below are effective May 1, 2026.

I. The following is added to the section titled “Management – Investment professionals” in the Fund’s Summary Prospectus and Prospectus, respectively:

Investment professional	Title	Investment professional of the fund since
Mark S. Lindbloom	Deputy CIO, Portfolio Manager	May 2026
Rafael Zielonka	Portfolio Manager	May 2026

II. The following is added to the section titled “More on fund management – Investment professionals” in the Fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Mark S. Lindbloom	Deputy CIO, Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026
Rafael Zielonka	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026

III. The following is added to the table in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the Fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Mark S. Lindbloom*	Registered Investment Companies	13	9.91	None	None
	Other Pooled Investment Vehicles	11	2.52	None	None
	Other Accounts	53	20.04	None	None
Rafael Zielonka*	Registered Investment Companies	5	4.11	None	None
	Other Pooled Investment Vehicles	5	1.45	None	None
	Other Accounts	4	0.73	None	None

* The information is as of March 31, 2026.

IV. The following is added to the table in the section titled “Investment Professionals – Investment Professional Securities Ownership” in the Fund’s SAI:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Mark S. Lindbloom*	None
Rafael Zielonka*	None

* The information is as of March 31, 2026.

V. The following footnote is added following each reference to Frederick Marki in the Fund’s Summary Prospectus, Prospectus and SAI:

* Effective December 31, 2026, Frederick Marki will step down as a member of the investment professional team for the fund.

Please retain this supplement for future reference.